Statements of Changes in Stockholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Aug. 03, 2016	0
Beginning balance, value at Aug. 03, 2016	$ 0	$ 0	$ 0	$ 0
Issuance of common stock, shares	5,715,789
Issuance of common stock, value	$ 1,724	550,437		552,161
Stock split, shares	27,472,819
Stock split, value	$ 8,233	(8,233)	0	0
Net loss			(8,626)	(8,626)
Ending balance, shares at Dec. 31, 2016	33,197,769
Ending balance, value at Dec. 31, 2016	$ 9,957	542,204	(8,626)	543,535
Issuance of common stock, shares	2,019,474
Issuance of common stock, value	$ 977	1,136,022		1,136,999
To reflect effect of acquisition (reverse merger/recapitalization), shares	3,766,084
To reflect effect of acquisition (reverse merger/recapitalization), value	$ 28,049	(98,825)		(70,776)
Net loss			(1,531,721)	(1,531,095)
Ending balance, shares at Dec. 31, 2017	38,983,327
Ending balance, value at Dec. 31, 2017	$ 38,963	$ 1,579,401	$ (1,539,721)	78,663
Net loss				(689,664)
Ending balance, value at Jun. 30, 2018				$ (111,214)